Note 17 - Subsequent Events	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
Note
1
7
 –
Subsequent
Events

Sale of Cable TV Segment

In
December 2018,
the Company entered into an agreement for the sale of our Cable TV segment business to a company controlled by David Chymiak for
$10.3
million.  This sale is subject to shareholder approval, which the Company anticipates occurring in our third
fiscal quarter of
2019.
  The purchase price will consist of
$3.9
million of cash and a
$6.4
million promissory note to be paid in semi-annual installments over five
years with an interest rate of
6.0%.
 If the sale receives shareholder approval, the Company estimates that this sale will result in a pretax loss of approximately
$2.8
million. In addition, if the sale receives shareholder approval, the Company will accelerate the remaining deferred gain of
$1.4
million from the sale of the Broken Arrow, Oklahoma facility (see Note
2
– Assets Held For Sale).

Purchase of Net Assets of Fulton Technologies, Inc. and Mill City Communications, Inc.

On
December 27, 2018,
the Company entered into a purchase agreement to acquire substantially all of the net assets of Fulton Technologies, Inc. and Mill City Communications, Inc.  These companies provide turn-key wireless infrastructure services for wireless carriers, contractors supporting the wireless carriers, and equipment manufacturers.  These services primarily consist of installing and decommissioning equipment on cell towers and small cell towers.  This agreement is expected to close in early
January 2019.
This acquisition is part of the overall growth strategy that will further diversify the Company into the broader telecommunications industry by providing wireless infrastructure services to the wireless telecommunications market.

The purchase price for the net assets of Fulton Technologies, Inc. and Mill City Communications, Inc. will be
$1.7
million subject to a working capital adjustment.  A deposit of
$500,000
was paid on
December 27, 2018
in connection with signing the purchase agreement.